Stock-Based Compensation - Share-Based Compensation Included in Unaudited Results of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock option expense, included in total operating expenses	$ 35	$ 70	$ 111	$ 225
Officer Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock option expense, included in total operating expenses	19	33	56	99
Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock option expense, included in total operating expenses	9	16	27	48
Sales, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock option expense, included in total operating expenses	$ 7	$ 21	$ 28	$ 78	$ 288	$ 218	$ 86
Sales, General and Administrative [Member] | Officer Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock option expense, included in total operating expenses					130	97	39
Sales, General and Administrative [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock option expense, included in total operating expenses					$ 62	$ 47	$ 19